Concentration of Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Concentration of Risk (Textual)
Deposited	$ 1,389,617	$ 6,847,116
PRC [Member]
Concentration of Risk (Textual)
Deposited	$ 4,067,161	$ 531,804
One Borrowers [Member]
Concentration of Risk (Textual)
Transaction and management fees, percentage	16.80%
Two Borrowers [Member]
Concentration of Risk (Textual)
Transaction and management fees, description		Two borrowers paid transaction and management fees which accounted for 45.8% and 31.1% of the Company's operating revenues, respectively.